Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Balance at Dec. 31, 2019	$ 79,369	$ 53,500	$ (15,161)	$ 1	$ 117,709
Balance (in number of units) at Dec. 31, 2019	7,917,629
Proceeds from issuance of Units (note 7)	$ 11,472				11,472
Proceeds from issuance of Units (note 7) (in number of units)	702,185
Cost of redemption of Units (note 7)	$ (15,984)	(9,562)			(25,546)
Cost of redemption of Units (note 7) (in number of units)	(1,598,361)
Net income (loss) and comprehensive income (loss) for the year		23,404			23,404
Underwriting commissions and issue expenses			(225)		(225)
Balance at Dec. 31, 2020	$ 74,857	67,342	(15,386)	1	126,814
Balance (in number of units) at Dec. 31, 2020	7,021,453
Proceeds from issuance of Units (note 7)	$ 37,006				37,006
Proceeds from issuance of Units (note 7) (in number of units)	2,099,180
Cost of redemption of Units (note 7)	$ (7)	(5)		1	(11)
Cost of redemption of Units (note 7) (in number of units)	(669)
Net income (loss) and comprehensive income (loss) for the year		(31,642)			(31,642)
Underwriting commissions and issue expenses			(322)		(322)
Balance at Dec. 31, 2021	$ 111,856	$ 35,695	$ (15,708)	$ 2	$ 131,845
Balance (in number of units) at Dec. 31, 2021	9,119,964